Summary of Significant Accounting Policies - Schedule of Intangible Asset (Details)	Jun. 30, 2026
Licensed software [Member]
Summary of Significant Accounting Policies - Schedule of Intangible Asset (Details) [Line Items]
Intangible assets estimated useful lives	5 years
Customer relationship [Member]
Summary of Significant Accounting Policies - Schedule of Intangible Asset (Details) [Line Items]
Intangible assets estimated useful lives	5 years